Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(4)	Total Shareholder Return	Peer Group(5) Total Shareholder Return	Net Income	Total Revenue
2023	$1,249,826	$(12,929)	$1,009,950	$622,506	$21.47	$124.27	$(34,473,000)	$145,378,000
2022	10,727,344	2,383,319	4,645,884	605,348	29.94	64.89	(53,428,000)	216,887,000
2021	12,197,174	5,857,632(7)	8,744,031	4,489,920(8)	90.71	149.93	(43,134,000)	242,433,000
2020	3,242,786	3,242,786	1,398,079	1,398,079	194.00(6)	136.17(6)	6,841,000	179,917,000

(1)	The Principal Executive Officer (PEO) for the reporting periods is Mr. John B. Wood, Chairman and Chief Executive Officer.
(2)	The calculations for compensation actually paid (for both PEO and NEOs) are set forth below the footnotes to this table.
(3)
The Named Executive Officers (NEOs), other than the PEO, for 2023 were Messrs. Bendza, Griffin, and Robbins. For 2022, the NEOs were: Messrs. Bendza, Robbins, Griffin and Brendan Malloy. For 2021, the NEOs were: Messrs. Bendza, Malloy, Griffin, Edward Williams, Jefferson Wright, and Ms. Michele Nakazawa. For 2020, the NEOs were Messrs. Williams, Wright, Malloy, and Ms. Nakazawa.

(4)
Average compensation actually paid to non-PEO NEOs in 2021 and 2022 is significantly impacted by a one-time equity award to Mark Griffin in 2021, valued at $29 million at the time of grant. Mr. Griffin’s award was granted to reflect his role in the creation of value in Telos ID as reflected in its purchase price in connection with our IPO, and to align his compensation with similarly-situated Company executives.

(5)
The Peer Group consists of: CrowdStrike Holdings, Inc., LiveRamp Holdings, Inc., Okta, Inc., OneSpan, Inc., Perficient, Inc., Qualys, Inc., Rapid7, Inc., SecureWorks Corp., Tenable Holdings, Inc., Varonis Systems, Inc., and ZScaler, Inc.

(6)	From registration date, Nov 18, 2020, until year end.
(7)	Incorrectly reported as $3,635,332 in the 2023 Proxy Statement. See the table below.
(8)	Incorrectly reported as $4,003,784 in the 2023 Proxy Statement. See the table below.
Compensation actually paid or “CAP” are amounts calculated in accordance with applicable SEC rules and do not, necessarily, correlate to the total amount of cash or equity compensation that the executive actually realized or was paid during any fiscal year. The CAP is a calculation that includes, for example, the increase (or decrease) in value of certain elements of compensation (i.e., equity compensation) over the fiscal year, even if granted in a prior year. The amounts that the executive will ultimately receive with respect to these types of compensation (i.e., when and if the equity awards vest) are likely to be different from the amounts disclosed in this Pay versus Performance disclosure.

	PEO				Non-PEO NEOs
	2023	2022	2021	2020	2023	2022	2021	2020
Summary Compensation Table Total	$1,249,826	$10,727,344	$12,197,174	$3,242,786	$1,009,950	$4,645,884	$8,744,031	$1,398,079
Reported Value of Equity Awards		(10,078,653)	(11,555,141)	—		(4,243,650)	(8,374,035)	—
Year End Fair Value of Equity Awards Granted during the Year that are Outstanding and Unvested at End of Year		2,612,682	5,215,599	—		1,129,533	3,542,591	—
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested at End of Year	(83,013)	(2,789,110)	—	—	(54,364)	(1,393,982)	—	—
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year		2,095,291	—	—		861,098	577,333	—
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(446,181)	(184,235)	—	—	(245,902)	(393,536)	—	—
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Fiscal Year	(733,561)	—	—(1)	—	(87,178)	—	—(1)	—
	PEO				Non-PEO NEOs
	2023	2022	2021	2020	2023	2022	2021	2020
Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation		—	—	—	—	—	—	—
Total Equity Award Adjustments	(1,262,755)	(8,344,025)	(6,339,542)	—	(387,444)	(4,040,536)	(4,254,111)	—
Reported Change in the Actuarial Present Value of Pension Benefits		—	—	—		—	—	—
Pension Benefit Adjustments		—	—	—		—	—	—
Compensation Actually Paid	(12,929)	2,383,319	5,857,632	3,242,786	622,506	605,348	4,489,920	1,398,079

(1)
The Proxy Statement for our 2023 Annual Meeting of Stockholders incorrectly reported this figure in 2021 as ($2,222,300) for the CEO and ($447,103) for the average Non-PEO NEO. The awards reflected in our prior year Proxy Statement for this Item for 2021 were forfeited in 2023, and should not have been included (as deductions) in the calculations of Compensation Actually Paid for 2021. As a result, the Compensation Actually Paid to our CEO and Non-PEO NEOs for 2021 has been corrected in the table above.

Company Selected Measure Name	Total Revenue
Named Executive Officers, Footnote
(1)	The Principal Executive Officer (PEO) for the reporting periods is Mr. John B. Wood, Chairman and Chief Executive Officer.
(3)
The Named Executive Officers (NEOs), other than the PEO, for 2023 were Messrs. Bendza, Griffin, and Robbins. For 2022, the NEOs were: Messrs. Bendza, Robbins, Griffin and Brendan Malloy. For 2021, the NEOs were: Messrs. Bendza, Malloy, Griffin, Edward Williams, Jefferson Wright, and Ms. Michele Nakazawa. For 2020, the NEOs were Messrs. Williams, Wright, Malloy, and Ms. Nakazawa.

Peer Group Issuers, Footnote
(5)
The Peer Group consists of: CrowdStrike Holdings, Inc., LiveRamp Holdings, Inc., Okta, Inc., OneSpan, Inc., Perficient, Inc., Qualys, Inc., Rapid7, Inc., SecureWorks Corp., Tenable Holdings, Inc., Varonis Systems, Inc., and ZScaler, Inc.

PEO Total Compensation Amount	$ 1,249,826	$ 10,727,344	$ 12,197,174	$ 3,242,786
PEO Actually Paid Compensation Amount	$ (12,929)	2,383,319	5,857,632	3,242,786
Adjustment To PEO Compensation, Footnote
(2)	The calculations for compensation actually paid (for both PEO and NEOs) are set forth below the footnotes to this table.
Compensation actually paid or “CAP” are amounts calculated in accordance with applicable SEC rules and do not, necessarily, correlate to the total amount of cash or equity compensation that the executive actually realized or was paid during any fiscal year. The CAP is a calculation that includes, for example, the increase (or decrease) in value of certain elements of compensation (i.e., equity compensation) over the fiscal year, even if granted in a prior year. The amounts that the executive will ultimately receive with respect to these types of compensation (i.e., when and if the equity awards vest) are likely to be different from the amounts disclosed in this Pay versus Performance disclosure.

	PEO				Non-PEO NEOs
	2023	2022	2021	2020	2023	2022	2021	2020
Summary Compensation Table Total	$1,249,826	$10,727,344	$12,197,174	$3,242,786	$1,009,950	$4,645,884	$8,744,031	$1,398,079
Reported Value of Equity Awards		(10,078,653)	(11,555,141)	—		(4,243,650)	(8,374,035)	—
Year End Fair Value of Equity Awards Granted during the Year that are Outstanding and Unvested at End of Year		2,612,682	5,215,599	—		1,129,533	3,542,591	—
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested at End of Year	(83,013)	(2,789,110)	—	—	(54,364)	(1,393,982)	—	—
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year		2,095,291	—	—		861,098	577,333	—
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(446,181)	(184,235)	—	—	(245,902)	(393,536)	—	—
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Fiscal Year	(733,561)	—	—(1)	—	(87,178)	—	—(1)	—
	PEO				Non-PEO NEOs
	2023	2022	2021	2020	2023	2022	2021	2020
Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation		—	—	—	—	—	—	—
Total Equity Award Adjustments	(1,262,755)	(8,344,025)	(6,339,542)	—	(387,444)	(4,040,536)	(4,254,111)	—
Reported Change in the Actuarial Present Value of Pension Benefits		—	—	—		—	—	—
Pension Benefit Adjustments		—	—	—		—	—	—
Compensation Actually Paid	(12,929)	2,383,319	5,857,632	3,242,786	622,506	605,348	4,489,920	1,398,079

(1)
The Proxy Statement for our 2023 Annual Meeting of Stockholders incorrectly reported this figure in 2021 as ($2,222,300) for the CEO and ($447,103) for the average Non-PEO NEO. The awards reflected in our prior year Proxy Statement for this Item for 2021 were forfeited in 2023, and should not have been included (as deductions) in the calculations of Compensation Actually Paid for 2021. As a result, the Compensation Actually Paid to our CEO and Non-PEO NEOs for 2021 has been corrected in the table above.

Non-PEO NEO Average Total Compensation Amount	$ 1,009,950	4,645,884	8,744,031	1,398,079
Non-PEO NEO Average Compensation Actually Paid Amount	$ 622,506	605,348	4,489,920	1,398,079
Adjustment to Non-PEO NEO Compensation Footnote
(2)	The calculations for compensation actually paid (for both PEO and NEOs) are set forth below the footnotes to this table.
(4)
Average compensation actually paid to non-PEO NEOs in 2021 and 2022 is significantly impacted by a one-time equity award to Mark Griffin in 2021, valued at $29 million at the time of grant. Mr. Griffin’s award was granted to reflect his role in the creation of value in Telos ID as reflected in its purchase price in connection with our IPO, and to align his compensation with similarly-situated Company executives.

Compensation actually paid or “CAP” are amounts calculated in accordance with applicable SEC rules and do not, necessarily, correlate to the total amount of cash or equity compensation that the executive actually realized or was paid during any fiscal year. The CAP is a calculation that includes, for example, the increase (or decrease) in value of certain elements of compensation (i.e., equity compensation) over the fiscal year, even if granted in a prior year. The amounts that the executive will ultimately receive with respect to these types of compensation (i.e., when and if the equity awards vest) are likely to be different from the amounts disclosed in this Pay versus Performance disclosure.

	PEO				Non-PEO NEOs
	2023	2022	2021	2020	2023	2022	2021	2020
Summary Compensation Table Total	$1,249,826	$10,727,344	$12,197,174	$3,242,786	$1,009,950	$4,645,884	$8,744,031	$1,398,079
Reported Value of Equity Awards		(10,078,653)	(11,555,141)	—		(4,243,650)	(8,374,035)	—
Year End Fair Value of Equity Awards Granted during the Year that are Outstanding and Unvested at End of Year		2,612,682	5,215,599	—		1,129,533	3,542,591	—
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested at End of Year	(83,013)	(2,789,110)	—	—	(54,364)	(1,393,982)	—	—
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year		2,095,291	—	—		861,098	577,333	—
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(446,181)	(184,235)	—	—	(245,902)	(393,536)	—	—
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Fiscal Year	(733,561)	—	—(1)	—	(87,178)	—	—(1)	—
	PEO				Non-PEO NEOs
	2023	2022	2021	2020	2023	2022	2021	2020
Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation		—	—	—	—	—	—	—
Total Equity Award Adjustments	(1,262,755)	(8,344,025)	(6,339,542)	—	(387,444)	(4,040,536)	(4,254,111)	—
Reported Change in the Actuarial Present Value of Pension Benefits		—	—	—		—	—	—
Pension Benefit Adjustments		—	—	—		—	—	—
Compensation Actually Paid	(12,929)	2,383,319	5,857,632	3,242,786	622,506	605,348	4,489,920	1,398,079

(1)
The Proxy Statement for our 2023 Annual Meeting of Stockholders incorrectly reported this figure in 2021 as ($2,222,300) for the CEO and ($447,103) for the average Non-PEO NEO. The awards reflected in our prior year Proxy Statement for this Item for 2021 were forfeited in 2023, and should not have been included (as deductions) in the calculations of Compensation Actually Paid for 2021. As a result, the Compensation Actually Paid to our CEO and Non-PEO NEOs for 2021 has been corrected in the table above.

Compensation Actually Paid vs. Total Shareholder Return	Description of the Relationship Between Pay and Performance
Compensation Actually Paid vs. Net Income	Description of the Relationship Between Pay and Performance
Compensation Actually Paid vs. Company Selected Measure	Description of the Relationship Between Pay and Performance
Total Shareholder Return Vs Peer Group	Description of the Relationship Between Pay and Performance
Tabular List, Table
Most Important Financial Performance Measures for Linking Executive Pay to Company Performance
•	Total Revenue
•	Adjusted EBITDA(1)
•	Stock Price

(1)
Both EBITDA and Adjusted EBITDA are supplemental measures of operating performance that are not made under GAAP and do not represent, and should not be considered as, an alternative to net loss as determined by GAAP. We define EBITDA as net (loss) income attributable to Telos, adjusted for net (loss) income attributable to non-controlling interest, non-operating (income) expense, interest expense, provision for (benefit from) income taxes, and depreciation and amortization. We define Adjusted EBITDA as net income (loss), adjusted for non-operating expense/(income), interest expense, provision for/(benefit from) income taxes, depreciation and amortization, restructuring expenses and stock-based compensation expense.

In the Company’s opinion, Total Revenue is the single most important financial performance measure for linking executive pay to company performance, and is therefore the company-selected measure in the Pay Versus Performance table above.

Total Shareholder Return Amount	$ 21.47	29.94	90.71	194
Peer Group Total Shareholder Return Amount	124.27	64.89	149.93	136.17
Net Income (Loss)	$ (34,473,000)	$ (53,428,000)	$ (43,134,000)	$ 6,841,000
Company Selected Measure Amount	145,378,000	216,887,000	242,433,000	179,917,000
PEO Name	Mr. John B. Wood	Mr. John B. Wood	Mr. John B. Wood	Mr. John B. Wood
PEO Actually Paid Compensation Amount, Before Error Correction			$ 3,635,332
Non-PEO NEO Average Compensation Actually Paid Amount, Before Error Correction			4,003,784
Measure:: 1
Pay vs Performance Disclosure
Name	Total Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(1)
Both EBITDA and Adjusted EBITDA are supplemental measures of operating performance that are not made under GAAP and do not represent, and should not be considered as, an alternative to net loss as determined by GAAP. We define EBITDA as net (loss) income attributable to Telos, adjusted for net (loss) income attributable to non-controlling interest, non-operating (income) expense, interest expense, provision for (benefit from) income taxes, and depreciation and amortization. We define Adjusted EBITDA as net income (loss), adjusted for non-operating expense/(income), interest expense, provision for/(benefit from) income taxes, depreciation and amortization, restructuring expenses and stock-based compensation expense.

Measure:: 3
Pay vs Performance Disclosure
Name	Stock Price
PEO Adjustment Due to Error Correction [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,222,300)
Non-PEO NEO Adjustment Due to Error Correction [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(447,103)
PEO | Total Equity Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,262,755)	$ (8,344,025)	(6,339,542)	$ 0
PEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(10,078,653)	(11,555,141)	0
PEO | Year End Fair Value of Equity Awards Granted During the Year that are Outstanding and Unvested at End of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,612,682	5,215,599	0
PEO | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested at End of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(83,013)	(2,789,110)	0	0
PEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,095,291	0	0
PEO | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(446,181)	(184,235)	0	0
PEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(733,561)	0	0	0
PEO | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
Non-PEO NEO | Total Equity Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(387,444)	(4,040,536)	(4,254,111)	0
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,243,650)	(8,374,035)	0
Non-PEO NEO | Year End Fair Value of Equity Awards Granted During the Year that are Outstanding and Unvested at End of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,129,533	3,542,591	0
Non-PEO NEO | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested at End of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(54,364)	(1,393,982)	0	0
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		861,098	577,333	0
Non-PEO NEO | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(245,902)	(393,536)	0	0
Non-PEO NEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(87,178)	0	0	0
Non-PEO NEO | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	0	0
Non-PEO NEO | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
Non-PEO NEO | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	0	$ 0
Non-PEO NEO | Mark Griffin [Member] | One-Time Equity Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 29,000,000